Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity and Other Comprehensive Loss
Unrealized gain (loss) on minimum pension liability adjustment, tax	$ 0	$ 115	$ 373
Unrealized gain on cash flow hedge, tax	$ 4,504	$ 2,100	$ 2,340